Short-term and Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2013
Short-term Debt

Short-term debt at March 31, 2012 and 2013 is as follows:

	Yen (millions)
	2012	2013
Short-term bank loans	¥282,238	¥347,842
Asset backed notes	49,636	37,448
Medium-term notes	141,033	159,963
Commercial paper	491,941	693,044

	¥964,848	¥1,238,297

Long-term Debt

Long-term debt at March 31, 2012 and 2013 is as follows:

	Yen (millions)
	2012	2013
Honda Motor Co., Ltd.:
Loans, maturing through 2031:
Unsecured, principally from banks	¥198	¥160
0.76% Japanese yen unsecured bond due 2012	70,000	—

	70,198	160
Subsidiaries:
Loans, maturing through 2029:
Secured, principally from banks	14,746	15,830
Unsecured, principally from banks	897,769	1,043,857
Asset backed notes, maturing through 2016	511,384	681,020
1.48% Japanese yen unsecured bond due 2012	30,000	—
0.49% Japanese yen unsecured bond due 2012	20,000	—
1.31% Japanese yen unsecured bond due 2013	40,000	40,000
1.05% Japanese yen unsecured bond due 2014	30,000	30,000
0.56% Japanese yen unsecured bond due 2015	30,000	30,000
0.59% Japanese yen unsecured bond due 2015	30,000	30,000
0.47% Japanese yen unsecured bond due 2016	40,000	40,000
0.48% Japanese yen unsecured bond due 2017	40,000	40,000
0.37% Japanese yen unsecured bond due 2017	—	30,000
0.35% Japanese yen unsecured bond due 2017	—	35,000
0.27% Japanese yen unsecured bond due 2018	—	30,000
0.59% Japanese yen unsecured bond due 2019	—	10,000
0.56% Japanese yen unsecured bond due 2019	—	15,000
0.55% Japanese yen unsecured bond due 2020	—	10,000
Medium-term notes, maturing through 2023	1,397,532	1,580,951
Less unamortized discount, net	5,233	5,927

	3,076,198	3,655,731

Total long-term debt	3,146,396	3,655,891
Less current portion	911,395	945,046

Total long-term debt, excluding current portion	¥2,235,001	¥2,710,845

Pledged Assets

Pledged assets at March 31, 2012 and 2013 are as follows:

	Yen (millions)
	2012	2013
Trade accounts and notes receivable	¥10,119	¥12,422
Inventories	3,289	11,154
Property, plant and equipment	22,102	26,169
Finance subsidiaries-receivables	570,655	724,399

Maturities of Long-term Debt

The following schedule shows the maturities of long-term debt for each of the five years following March 31, 2013 and thereafter:

Years ending March 31	Yen (millions)
2014	¥945,046

2015	967,704
2016	679,173
2017	536,391
2018	329,334
After five years	198,243

2,710,845

Total	¥3,655,891